Stockholders' Equity (Details) - Schedule of non-controlling interests (Parentheticals) - OV US Inc. Non-controlling interest [Member]	Dec. 31, 2020
Allarity Therapeutics Denmark ApS [Member]
Stockholders' Equity (Details) - Schedule of non-controlling interests (Parentheticals) [Line Items]
Acquisition	37.00%
OV US Inc. [Member]
Stockholders' Equity (Details) - Schedule of non-controlling interests (Parentheticals) [Line Items]
Acquisition	16.09%